Derivative Instruments and Hedging Activities - Financial instruments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Derivatives designated as hedging instruments
Derivative financial instruments
Fair Value Liability	$ (19,049,123)
Derivatives designated as hedging instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	250,000,000	$ 250,000,000
Derivatives designated as hedging instruments | Interest rate swap agreements | Other current liabilities
Derivative financial instruments
Fair Value Liability	(5,373,647)
Derivatives designated as hedging instruments | Interest rate swap agreements | Other long-term liabilities
Derivative financial instruments
Fair Value Liability	$ (13,675,476)
Derivatives not designated as hedging instruments
Derivative financial instruments
Fair Value Liability		(8,339,288)
Derivatives not designated as hedging instruments | Interest rate swap agreements | Prepaid and other current assets
Derivative financial instruments
Fair Value Liability		(2,157,324)
Derivatives not designated as hedging instruments | Interest rate swap agreements | Other current liabilities
Derivative financial instruments
Fair Value Liability		$ (6,181,964)